UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2014

Date of reporting period:	12/31/2013

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 97.8%
Australia — 6.6%
1,266,000	Australand Property Group, REIT	$ 4,359,186
6,274,800	CFS Retail Property Trust Group, REIT	10,922,399
590,800	Charter Hall Office REIT, Escrow Shares*	—
1,606,623	Charter Hall Retail, REIT	5,157,216
9,502,533	Commonwealth Property Office Fund, REIT	10,581,679
18,207,026	Dexus Property Group, REIT	16,375,041
5,938,300	Federation Centres, REIT	12,447,953
5,454,360	Goodman Group, REIT	23,108,764
6,850,020	GPT Group, REIT	20,831,847
3,050,980	Investa Office Fund, REIT	8,544,425
11,810,156	Mirvac Group, REIT	17,759,039
3,195,625	Stockland, REIT	10,331,788
5,354,389	Westfield Group, REIT	48,335,630

		188,754,967

Austria — 0.2%
371,518	CA Immobilien Anlagen AG*	6,587,166

Brazil — 0.2%
224,256	BR Malls Participacoes SA	1,620,670
169,961	Multiplan Empreendimentos Imobiliarios SA	3,594,809

		5,215,479

Canada — 1.4%
266,499	Boardwalk Real Estate Investment Trust, REIT	15,015,265
131,982	Brookfield Canada Office Properties, REIT	3,304,986
247,705	Canadian Apartment Properties, REIT	4,955,266
669,978	Chartwell Retirement Residences, REIT	6,300,852
507,150	RioCan Real Estate Investment Trust, REIT	11,825,941

		41,402,310

Finland — 0.3%
1,516,992	Sponda Oyj	7,131,388

France — 4.1%
227,078	Fonciere des Regions, REIT	19,602,473
128,985	ICADE, REIT	12,007,362
382,986	Klepierre, REIT	17,752,352
270,655	Unibail-Rodamco SE, REIT	69,358,144

		118,720,331

Germany — 1.9%
1,089,308	Alstria Office REIT AG, REIT*	13,714,881
48,928	Deutsche Annington Immobilien SE*	1,211,589
584,480	Deutsche Wohnen AG*	10,850,953
318,935	DIC Asset AG	2,939,638
705,171	GAGFAH SA*	10,398,341
210,162	LEG Immobilien GmbH	12,430,382

720,643	Prime Office REIT AG, REIT*	3,063,402

		54,609,186

Hong Kong — 9.3%
1,998,776	Cheung Kong Holdings Ltd.	31,622,189
5,622,469	Hang Lung Properties Ltd.	17,822,602
7,802,273	Henderson Land Development Co. Ltd.	44,605,175
5,596,000	Hongkong Land Holdings Ltd.	33,016,400
1,334,000	Hysan Development Co. Ltd.	5,758,539
3,332,000	Kerry Properties Ltd.	11,601,754
3,160,000	Shimao Property Holdings Ltd.	7,284,489
11,215,800	Sino Land Co. Ltd.	15,381,244
6,823,935	Sun Hung Kai Properties Ltd.	86,727,870
2,954,000	Wheelock & Co. Ltd.	13,608,715

		267,428,977

Japan — 18.5%
1,074,470	Aeon Mall Co. Ltd.	30,099,512
3,741	AEON REIT Investment Corp	4,589,661
184,200	Daito Trust Construction Co. Ltd.	17,220,483
1,441,000	Daiwa House Industry Co. Ltd.	27,919,658
15,206	GLP J-REIT, REIT	14,852,154
720,600	Hulic Co. Ltd.	10,664,347
130	Japan Logistics Fund, Inc., REIT	1,377,680
1,496	Japan Real Estate Investment Corp., REIT	8,003,699
2,886	Japan Retail Fund Investment Corp., REIT	5,872,128
4,062,780	Mitsubishi Estate Co. Ltd.	121,582,934
3,640,339	Mitsui Fudosan Co. Ltd.	131,309,489
2,934	Nippon Building Fund, Inc., REIT	17,047,161
1,600	Nippon Prologis REIT, Inc., REIT	15,326,345
669,100	Nomura Real Estate Holdings, Inc.	15,076,748
1,362,000	NTT Urban Development Corp.	15,699,886
1,793,952	Sumitomo Realty & Development Co. Ltd.	89,388,050
4,697	United Urban Investment Corp., REIT	6,751,130

		532,781,065

Netherlands — 1.1%
124,995	Corio NV, REIT	5,609,443
370,249	Eurocommercial Properties NV, REIT	15,704,581
139,568	Wereldhave NV, REIT	10,981,738

		32,295,762

Norway — 0.1%
3,241,041	Norwegian Property ASA	3,884,782

Singapore — 2.3%
3,824,000	Ascendas Real Estate Investment Trust, REIT	6,692,544
5,870,000	CapitaLand Ltd.	14,149,116
6,102,000	CapitaMalls Asia Ltd.	9,510,619
4,212,000	Global Logistic Properties Ltd.	9,662,063
13,439,800	K-REIT Asia, REIT	12,634,669
600	Keppel Land Ltd.	1,593
1,248,000	Mapletree Commercial Trust, REIT	1,179,954

11,855,800	Mapletree Industrial Trust, REIT	12,562,188

		66,392,746

Sweden — 0.8%
445,505	Atrium Ljungberg AB	6,095,360
490,699	Fabege AB	5,861,658
900,986	Hufvudstaden AB (Class A Stock)	12,068,416

		24,025,434

Switzerland — 0.6%
187,178	PSP Swiss Property AG*	15,861,507

United Kingdom — 5.1%
1,288,529	Atrium European Real Estate Ltd.*	7,437,611
833,108	Big Yellow Group PLC, REIT	6,604,341
3,623,273	British Land Co. PLC, REIT	37,774,589
1,827,509	Great Portland Estates PLC, REIT	18,157,668
3,348,626	Hammerson PLC, REIT	27,878,038
2,099,799	Land Securities Group PLC, REIT	33,543,458
2,547,146	Segro PLC, REIT	14,099,011

		145,494,716

United States — 45.3%
187,571	American Assets Trust, Inc., REIT	5,895,356
263,260	American Campus Communities, Inc., REIT	8,479,605
444,034	AvalonBay Communities, Inc., REIT	52,498,140
1,054,407	BioMed Realty Trust, Inc., REIT	19,105,855
366,082	Boston Properties, Inc., REIT	36,743,650
448,441	Camden Property Trust, REIT	25,507,324
1,103,234	CBL & Associates Properties, Inc., REIT	19,814,083
713,540	Chesapeake Lodging Trust, REIT	18,045,427
653,600	Corporate Office Properties Trust, REIT	15,483,784
799,925	CubeSmart, REIT	12,750,804
1,809,008	DCT Industrial Trust, Inc., REIT	12,898,227
1,154,606	DDR Corp., REIT(a)	17,746,294
906,458	Douglas Emmett, Inc., REIT	21,111,407
1,341,858	Duke Realty Corp., REIT	20,181,544
1,935,582	Empire State Realty Trust Inc., REIT (Class A Stock)(a)	29,614,405
251,051	Equity Residential, REIT	13,022,015
174,380	Essex Property Trust, Inc., REIT	25,025,274
539,856	Excel Trust, Inc., REIT	6,148,960
156,950	Extra Space Storage, Inc., REIT	6,612,303
757,735	First Potomac Realty Trust, REIT	8,812,458
961,897	Forest City Enterprises, Inc. (Class A Stock)*	18,372,233
2,172,156	General Growth Properties, Inc., REIT(a)	43,595,171
1,187,926	Glimcher Realty Trust, REIT	11,118,987
172,761	HCP, Inc., REIT	6,274,679
595,406	Health Care REIT, Inc., REIT(a)	31,895,899
621,099	Healthcare Realty Trust, Inc., REIT	13,235,620
834,922	Healthcare Trust of America, Inc.	8,215,632
327,645	Hilton Worldwide Holdings, Inc.*	7,290,101
289,525	Home Properties, Inc., REIT	15,524,330
2,614,281	Host Hotels & Resorts, Inc., REIT	50,821,623
999,703	Hudson Pacific Properties, Inc., REIT	21,863,505
1,348,931	Kimco Realty Corp., REIT	26,641,387
1,943,042	Kite Realty Group Trust, REIT	12,765,786

156,694	LTC Properties, Inc., REIT	5,545,401
642,163	Macerich Co. (The), REIT(a)	37,816,979
991,239	Mack-Cali Realty Corp., REIT	21,291,814
231,930	National Health Investors, Inc., REIT	13,011,273
239,988	Pebblebrook Hotel Trust, REIT	7,382,031
903,167	Physicians Realty Trust, REIT	11,506,348
598,442	Post Properties, Inc., REIT	27,067,532
1,704,883	ProLogis, Inc., REIT	62,995,427
146,900	PS Business Parks, Inc., REIT	11,226,098
459,267	Public Storage, REIT	69,128,869
519,720	Regency Centers Corp., REIT	24,063,036
922,041	Simon Property Group, Inc., REIT	140,297,759
396,929	SL Green Realty Corp., REIT	36,668,301
301,758	Sovran Self Storage, Inc., REIT	19,665,569
760,703	STAG Industrial, Inc., REIT	15,510,734
221,266	Starwood Hotels & Resorts Worldwide, Inc.	17,579,584
2,558,902	Strategic Hotels & Resorts, Inc., REIT*	24,181,624
1,597,172	UDR, Inc., REIT(a)	37,293,966
916,598	Ventas, Inc., REIT	52,502,733
279,024	Vornado Realty Trust, REIT	24,774,541

		1,302,621,487

	TOTAL COMMON STOCKS (cost $2,596,205,400)	2,813,207,303

PREFERRED STOCK
Sweden
42,099	Klovern AB (PRFC) (cost $846,512)	981,784

	TOTAL LONG-TERM INVESTMENTS (cost $2,597,051,912)	2,814,189,087

SHORT-TERM INVESTMENT — 4.3%
Affiliated Money Market Mutual Fund
123,651,069	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $123,651,069; includes $62,190,374 of cash collateral for securities on loan)(b)(c)	123,651,069

	TOTAL INVESTMENTS — 102.1% (cost $2,720,702,981)(d)	2,937,840,156
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%	(61,461,881)

	NET ASSETS — 100%	$ 2,876,378,275

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,677,417; cash collateral of $62,190,374 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,804,737,211

Appreciation	221,796,867
Depreciation	(88,693,922)

Net Unrealized Appreciation	$133,102,945

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	—	188,754,967	—
Austria	—	6,587,166	—
Brazil	5,215,479	—	—
Canada	41,402,310	—	—
Finland	—	7,131,388	—
France	—	118,720,331	—
Germany	28,840,825	25,768,361	—
Hong Kong	33,016,400	234,412,577	—
Japan	4,589,661	528,191,404	—
Netherlands	—	32,295,762	—
Norway	3,884,782	—	—
Singapore	—	66,392,746	—
Sweden	6,095,360	17,930,074	—
Switzerland	—	15,861,507	—
United Kingdom	—	145,494,716	—
United States	1,302,621,487	—	—
Preferred Stock:
Sweden	—	981,784	—
Affiliated Money Market Mutual Fund	123,651,069	—	—

Total	$1,549,317,373	$1,388,522,783	$—

Fair Value of Level 2 investments at 03/31/13 was $662,083,011. An amount of $225,589,997 was transferred from Level 1 into Level 2 at 12/31/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to refelct the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2013 were as follows:

Diversified Real Estate Activities	20.7%
Retail REIT’s	20.1
Specialized REIT’s	12.6
Diversified REIT’s	10.1
Office REIT’s	9.4
Real Estate Operating Companies	8.1
Residential REIT’s	7.8
Industrial REIT’s	6.2
Affiliated Money Market Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	4.3
Real Estate Development	1.9
Hotels, Resorts & Cruise Lines	0.9

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Diversified REITs — 7.4%
3,436	American Assets Trust, Inc.	$ 107,993
24,587	Duke Realty Corp.	369,789
36,499	Empire State Realty Trust, Inc. (Class A Stock)	558,435
13,148	First Potomac Realty Trust	152,911
2,555	PS Business Parks, Inc.	195,253
5,264	Vornado Realty Trust	467,391

		1,851,772

Hotels, Resorts & Cruise Lines — 1.7%
5,590	Hilton Worldwide Holdings, Inc.(a)	124,377
3,806	Starwood Hotels & Resorts Worldwide, Inc.	302,387

		426,764

Industrial REITs — 6.4%
32,047	DCT Industrial Trust, Inc.	228,495
29,744	ProLogis, Inc.	1,099,041
13,169	STAG Industrial, Inc.	268,516

		1,596,052

Office REITs — 12.7%
21,754	BioMed Realty Trust, Inc.	394,183
6,744	Boston Properties, Inc.	676,895
12,115	Corporate Office Properties Trust	287,004
16,052	Douglas Emmett, Inc.	373,851
17,313	Hudson Pacific Properties, Inc.	378,635
17,471	Mack-Cali Realty Corp.	375,277
7,304	SL Green Realty Corp.	674,744

		3,160,589

Real Estate Operating Companies — 0.8%
10,214	Forest City Enterprises, Inc. (Class A Stock)(a)	195,087

Residential REITs — 15.7%
5,027	American Campus Communities, Inc.	161,920
8,478	AvalonBay Communities, Inc.	1,002,354
7,984	Camden Property Trust	454,130
6,538	Equity Residential	339,126
3,117	Essex Property Trust, Inc.	447,321
5,225	Home Properties, Inc.	280,164
10,505	Post Properties, Inc.	475,141
32,339	UDR, Inc.	755,116

		3,915,272

Retail REITs — 26.6%
19,481	CBL & Associates Properties, Inc.	349,879
22,600	DDR Corp.	347,362
11,585	Excel Trust, Inc.	131,953
46,050	General Growth Properties, Inc.	924,223
23,997	Glimcher Realty Trust	224,612

25,846	Kimco Realty Corp.	510,459
34,545	Kite Realty Group Trust	226,961
11,844	Macerich Co. (The)	697,493
9,251	Regency Centers Corp.	428,321
18,208	Simon Property Group, Inc.	2,770,529

		6,611,792

Specialized REITs — 25.4%
12,619	Chesapeake Lodging Trust	319,135
14,597	CubeSmart	232,676
4,483	HCP, Inc.	162,823
11,024	Health Care REIT, Inc.	590,556
11,279	Healthcare Realty Trust, Inc.	240,355
16,947	Healthcare Trust of America, Inc.	166,758
48,623	Host Hotels & Resorts, Inc.	945,231
2,455	LTC Properties, Inc.	86,882
4,132	National Health Investors, Inc.	231,805
3,842	Pebblebrook Hotel Trust	118,180
15,648	Physicians Realty Trust	199,356
8,714	Public Storage	1,311,631
5,737	Sovran Self Storage, Inc.	373,880
41,999	Strategic Hotels & Resorts, Inc.(a)	396,891
16,265	Ventas, Inc.	931,659

		6,307,818

	TOTAL LONG-TERM INVESTMENTS (cost $21,711,438)	24,065,146

SHORT-TERM INVESTMENT — 3.8%
Affiliated Money Market Mutual Fund
956,394	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $956,394)(b)	956,394

	TOTAL INVESTMENTS—100.5% (cost $22,667,832)(c)	25,021,540
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%	(128,530)

	NET ASSETS —100%	$ 24,893,010

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$22,759,715

Appreciation	2,857,517
Depreciation	(595,692)

Net Unrealized Appreciation	$2,261,825

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$24,065,146	$—	$—
Affiliated Money Market Mutual Fund	956,394	—	—

Total	$25,021,540	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 19, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 19, 2014

*	Print the name and title of each signing officer under his or her signature.